Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Investments in Associates and Joint Ventures	Investments in Associates and Joint Ventures

(CAD$ in millions)	NuevaUnión	Other	Total
At January 1, 2021	$1,061	$6	$1,067
Contributions	5	—	5
Changes in foreign exchange rates	(4)	(1)	(5)
Share of loss	(3)	—	(3)
Other	—	(4)	(4)
At December 31, 2021	$1,059	$1	$1,060
Contributions	4	—	4
Changes in foreign exchange rates	73	—	73
Share of income	4	—	4
Disposal of investment in associate	—	(1)	(1)
Other	(1)	—	(1)
At December 31, 2022	$1,139	$—	$1,139